Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2020

SCP-QTLY-0620
1.815773.115

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
Cogent Communications Group, Inc.	368,400	$30,882,972
Iridium Communications, Inc. (a)	532,526	11,984,498
		42,867,470
Entertainment - 0.3%
Gaia, Inc. Class A (a)(b)	1,184,425	10,766,423
Media - 1.2%
Cardlytics, Inc. (a)(b)	441,883	19,862,641
Gray Television, Inc. (a)	652,603	7,576,721
Nexstar Broadcasting Group, Inc. Class A	179,379	12,563,705
		40,003,067

TOTAL COMMUNICATION SERVICES		93,636,960

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
Fox Factory Holding Corp. (a)	296,650	15,132,117
Diversified Consumer Services - 2.6%
Afya Ltd.	681,831	14,823,006
Arco Platform Ltd. Class A (a)	678,775	34,088,081
Grand Canyon Education, Inc. (a)	172,760	14,860,815
Laureate Education, Inc. Class A (a)	1,775,910	16,817,868
Strategic Education, Inc.	52,734	8,400,526
		88,990,296
Hotels, Restaurants & Leisure - 1.8%
Churchill Downs, Inc.	275,339	27,594,475
Planet Fitness, Inc. (a)	356,601	21,513,738
Wingstop, Inc.	117,700	13,802,679
		62,910,892
Household Durables - 2.0%
Helen of Troy Ltd. (a)	215,214	35,355,356
Taylor Morrison Home Corp. (a)	655,955	9,544,145
Whirlpool Corp.	195,600	21,856,344
		66,755,845
Internet & Direct Marketing Retail - 0.2%
Revolve Group, Inc. (b)	462,249	5,080,117
Stamps.com, Inc. (a)	6,030	954,368
		6,034,485
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	247,798	16,827,962
Specialty Retail - 1.6%
Five Below, Inc. (a)	133,192	12,008,591
Floor & Decor Holdings, Inc. Class A (a)	257,447	10,915,753
Williams-Sonoma, Inc. (b)	534,400	33,047,296
		55,971,640
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	83,882	12,478,286
Steven Madden Ltd.	660,953	16,570,092
		29,048,378

TOTAL CONSUMER DISCRETIONARY		341,671,615

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	15,735	7,340,535
Food & Staples Retailing - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	651,547	17,142,202
Grocery Outlet Holding Corp.	492,563	16,387,571
Performance Food Group Co. (a)	834,134	24,481,833
		58,011,606
Food Products - 1.0%
Nomad Foods Ltd. (a)	770,955	15,889,383
Post Holdings, Inc. (a)	208,173	19,120,690
		35,010,073
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	711,403	12,470,895

TOTAL CONSUMER STAPLES		112,833,109

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PDC Energy, Inc. (a)	19	247
FINANCIALS - 7.0%
Banks - 0.4%
Popular, Inc.	391,152	15,094,556
Capital Markets - 2.8%
Apollo Global Management LLC Class A	468,272	18,960,333
Cohen & Steers, Inc.	222,600	12,852,924
Cowen Group, Inc. Class A	189,497	2,074,992
Hamilton Lane, Inc. Class A	208,238	13,504,234
Lazard Ltd. Class A	456,769	12,561,148
LPL Financial	289,724	17,447,179
Morningstar, Inc.	112,722	17,580,123
		94,980,933
Consumer Finance - 0.6%
First Cash Financial Services, Inc.	289,473	20,795,740
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	674,611	21,283,977
StepStone Group Holdings LLC (c)(d)(e)	31,066	22,782,872
		44,066,849
Insurance - 1.5%
Enstar Group Ltd. (a)	83,072	12,013,873
First American Financial Corp.	197,300	9,099,476
Old Republic International Corp.	995,000	15,870,250
RenaissanceRe Holdings Ltd.	99,800	14,571,798
		51,555,397
Thrifts & Mortgage Finance - 0.4%
Pennymac Financial Services, Inc.	431,263	13,011,205

TOTAL FINANCIALS		239,504,680

HEALTH CARE - 35.3%
Biotechnology - 13.7%
Acceleron Pharma, Inc. (a)	404,040	36,577,741
Agios Pharmaceuticals, Inc. (a)	205,500	8,454,270
Allakos, Inc. (a)(b)	134,007	8,812,300
Aprea Therapeutics, Inc.	445,069	14,148,744
Arena Pharmaceuticals, Inc. (a)	264,344	12,944,926
Argenx SE ADR (a)	229,434	33,609,787
Ascendis Pharma A/S sponsored ADR (a)	255,327	34,655,534
Aurinia Pharmaceuticals, Inc. (a)	203,503	3,508,392
Blueprint Medicines Corp. (a)	227,867	13,405,416
Deciphera Pharmaceuticals, Inc. (a)	259,548	15,048,593
FibroGen, Inc. (a)	615,874	22,719,592
G1 Therapeutics, Inc. (a)	509,730	6,692,755
Global Blood Therapeutics, Inc. (a)(b)	585,981	44,839,266
Gritstone Oncology, Inc. (a)	297,164	2,083,120
Immunomedics, Inc. (a)	818,500	24,866,030
Insmed, Inc. (a)	297,923	6,852,229
Iovance Biotherapeutics, Inc. (a)	896,546	28,823,954
Kura Oncology, Inc. (a)	457,167	6,651,780
Mirati Therapeutics, Inc. (a)	48,155	4,095,101
Momenta Pharmaceuticals, Inc. (a)	101,076	3,204,109
Morphic Holding, Inc.	337,743	4,596,682
Morphosys AG (a)	28,055	2,949,586
Natera, Inc. (a)(b)	443,281	16,419,128
Neurocrine Biosciences, Inc. (a)	122,761	12,047,765
ORIC Pharmaceuticals, Inc. (a)	27,500	727,375
Passage Bio, Inc.	24,900	412,095
Repligen Corp. (a)	128,534	14,929,224
Revolution Medicines, Inc.	282,500	8,833,775
Revolution Medicines, Inc.	394,470	11,101,569
Sarepta Therapeutics, Inc. (a)	192,941	22,743,885
TG Therapeutics, Inc. (a)(b)	1,050,500	12,353,880
Turning Point Therapeutics, Inc.	333,783	17,193,162
Viela Bio, Inc.	228,930	9,301,426
Zymeworks, Inc. (a)	42,900	1,567,137
		467,170,328
Health Care Equipment & Supplies - 9.9%
Cerus Corp. (a)	545,519	3,354,942
Haemonetics Corp. (a)	217,873	24,789,590
Hill-Rom Holdings, Inc.	192,676	21,674,123
Insulet Corp. (a)	462,738	92,418,025
Integer Holdings Corp. (a)	352,083	26,216,100
Masimo Corp. (a)	188,457	40,312,837
Nevro Corp. (a)	220,600	25,951,384
Novocure Ltd. (a)	384,400	25,293,520
Quidel Corp. (a)	216,800	30,135,200
Tandem Diabetes Care, Inc. (a)	387,003	30,875,099
TransMedics Group, Inc. (b)	587,832	10,633,881
ViewRay, Inc. (a)(b)	2,881,878	5,994,306
		337,649,007
Health Care Providers & Services - 5.4%
1Life Healthcare, Inc. (a)(b)	727,865	17,956,430
Amedisys, Inc. (a)	102,900	18,950,064
AMN Healthcare Services, Inc. (a)	255,524	12,004,518
Chemed Corp.	62,651	26,098,527
Encompass Health Corp.	165,842	10,987,033
Guardant Health, Inc. (a)(b)	103,100	7,934,576
LHC Group, Inc. (a)	313,144	40,705,589
Molina Healthcare, Inc. (a)	246,750	40,459,598
Progyny, Inc. (a)(b)	330,894	7,752,846
		182,849,181
Health Care Technology - 3.9%
Health Catalyst, Inc. (b)	435,155	11,605,584
HMS Holdings Corp. (a)	715,298	20,511,170
Inovalon Holdings, Inc. Class A (a)	1,038,675	18,176,813
Inspire Medical Systems, Inc. (a)	298,971	21,424,262
Phreesia, Inc.	542,199	13,766,433
Schrodinger, Inc.	151,700	7,038,880
Teladoc Health, Inc. (a)(b)	248,517	40,903,413
		133,426,555
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	49,815	3,978,724
Bruker Corp.	340,410	13,384,921
Nanostring Technologies, Inc. (a)	567,900	18,036,504
		35,400,149
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	302,432	15,877,680
IMARA, Inc.	800	14,720
Kala Pharmaceuticals, Inc. (a)(b)	1,113,200	11,087,472
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	923
Theravance Biopharma, Inc. (a)	423,736	12,356,142
Zogenix, Inc. (a)	195,988	5,532,741
		44,869,678

TOTAL HEALTH CARE		1,201,364,898

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.1%
BWX Technologies, Inc.	248,219	13,170,500
Huntington Ingalls Industries, Inc.	79,745	15,263,990
Teledyne Technologies, Inc. (a)	24,727	8,052,842
		36,487,332
Airlines - 0.1%
SkyWest, Inc.	145,406	4,500,316
Building Products - 1.8%
Armstrong World Industries, Inc.	251,734	19,403,657
Fortune Brands Home & Security, Inc.	345,000	16,629,000
Trex Co., Inc. (a)(b)	247,900	23,605,038
		59,637,695
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	222,787	16,771,405
The Brink's Co.	119,500	6,108,840
		22,880,245
Construction & Engineering - 1.4%
AECOM (a)	580,847	21,061,512
Argan, Inc.	166,127	6,236,408
Dycom Industries, Inc. (a)	626,819	20,434,299
		47,732,219
Electrical Equipment - 2.5%
Atkore International Group, Inc. (a)	514,154	12,514,508
Generac Holdings, Inc. (a)	658,516	64,165,799
Sensata Technologies, Inc. PLC (a)	220,800	8,032,704
		84,713,011
Machinery - 2.4%
Allison Transmission Holdings, Inc.	391,617	14,231,362
ESCO Technologies, Inc.	220,200	16,801,260
IDEX Corp.	76,400	11,737,332
ITT, Inc.	362,811	19,127,396
Luxfer Holdings PLC sponsored	748,642	10,159,072
Rational AG	5,715	2,760,635
Toro Co.	133,624	8,526,547
		83,343,604
Marine - 0.3%
SITC International Holdings Co. Ltd.	12,103,000	11,956,089
Professional Services - 3.4%
ASGN, Inc. (a)	343,952	15,976,570
Clarivate Analytics PLC (a)	666,700	15,320,766
Exponent, Inc.	379,028	26,657,039
FTI Consulting, Inc. (a)	430,521	54,831,155
Insperity, Inc.	12,736	607,635
TriNet Group, Inc. (a)	18,804	920,832
		114,313,997

TOTAL INDUSTRIALS		465,564,508

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.0%
Ciena Corp. (a)	2,729	126,216
Electronic Equipment & Components - 2.5%
Fabrinet (a)	483,355	30,330,526
II-VI, Inc. (a)(b)	470,200	16,184,284
Itron, Inc. (a)	331,872	23,171,303
SYNNEX Corp.	27,517	2,409,389
Zebra Technologies Corp. Class A (a)	51,312	11,784,314
		83,879,816
IT Services - 5.5%
Black Knight, Inc. (a)	398,591	28,128,567
Booz Allen Hamilton Holding Corp. Class A	239,008	17,552,748
CACI International, Inc. Class A (a)	192,541	48,162,206
Fastly, Inc. Class A (b)	186,400	4,035,560
Genpact Ltd.	686,104	23,622,561
KBR, Inc.	1,201,389	24,340,141
Maximus, Inc.	135,666	9,133,035
MongoDB, Inc. Class A (a)(b)	118,116	19,150,147
Verra Mobility Corp. (a)(b)	1,558,885	13,967,610
		188,092,575
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	227,568	12,652,781
Cabot Microelectronics Corp.	180,753	22,149,473
Cirrus Logic, Inc. (a)	493,400	37,301,040
Enphase Energy, Inc. (a)(b)	382,721	17,922,824
Inphi Corp. (a)	210,600	20,331,324
Universal Display Corp.	22,900	3,437,748
		113,795,190
Software - 7.5%
2U, Inc. (a)(b)	247,700	5,882,875
Anaplan, Inc. (a)	176,900	7,228,134
Avalara, Inc. (a)	137,000	12,243,690
BlackLine, Inc. (a)	89,600	5,442,304
Ceridian HCM Holding, Inc. (a)(b)	193,289	11,398,252
Dynatrace, Inc.	184,400	5,504,340
Elastic NV (a)	309,422	19,846,327
Everbridge, Inc. (a)(b)	361,800	40,297,284
Five9, Inc. (a)	500,100	46,344,267
Globant SA (a)	199,100	23,029,897
HubSpot, Inc. (a)	56,446	9,518,489
Lightspeed POS, Inc. (a)(b)	602,650	11,416,991
LivePerson, Inc. (a)(b)	718,501	17,200,914
Nuance Communications, Inc. (a)	637,990	12,887,398
Pluralsight, Inc. (a)	1,090,679	17,930,763
Workiva, Inc. (a)	193,351	7,415,011
		253,586,936

TOTAL INFORMATION TECHNOLOGY		639,480,733

MATERIALS - 2.2%
Chemicals - 1.0%
Axalta Coating Systems Ltd. (a)	689,000	13,600,860
Olin Corp.	764,765	10,209,613
Valvoline, Inc.	538,300	9,253,377
		33,063,850
Construction Materials - 0.3%
Summit Materials, Inc. (a)	617,164	9,325,348
Containers & Packaging - 0.9%
Avery Dennison Corp.	169,784	18,742,456
Crown Holdings, Inc. (a)	194,079	12,500,628
		31,243,084

TOTAL MATERIALS		73,632,282

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Americold Realty Trust	386,606	11,826,278
Four Corners Property Trust, Inc.	743,500	16,646,965
Terreno Realty Corp.	347,607	19,055,816
		47,529,059
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	146,500	15,467,470

TOTAL REAL ESTATE		62,996,529

TOTAL COMMON STOCKS
(Cost $2,823,946,731)		3,230,685,561

Convertible Preferred Stocks - 1.4%
INDUSTRIALS - 0.4%
Road & Rail - 0.4%
Convoy, Inc. Series D (d)(e)	913,444	12,349,763
INFORMATION TECHNOLOGY - 1.0%
Software - 1.0%
Compass, Inc. Series E (a)(d)(e)	353,803	36,034,836
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $36,242,022)		48,384,599

Investment Companies - 2.5%
iShares Russell 2000 Growth Index ETF (b)
(Cost $74,660,708)	459,400	83,766,996

Money Market Funds - 8.9%
Fidelity Cash Central Fund 0.16% (f)	30,779,394	30,788,628
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	273,612,565	273,639,926
TOTAL MONEY MARKET FUNDS
(Cost $304,426,868)		304,428,554
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $3,239,276,329)		3,667,265,710
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(263,649,737)
NET ASSETS - 100%		$3,403,615,973

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,167,471 or 2.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990
Convoy, Inc. Series D	10/30/19	$12,368,032
StepStone Group Holdings LLC	8/19/19	$24,852,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$425,221
Fidelity Securities Lending Cash Central Fund	2,075,621
Total	$2,500,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$50,647,708	$18,187,969	$102,736,538	$--	$67,037,359	$(13,273,857)	$--
Total	$50,647,708	$18,187,969	$102,736,538	$--	$67,037,359	$(13,273,857)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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